SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Antidilutive Securities (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Common Stock Equivalents:
Stock options	34,848,000	2,600,000
Stock warrants	12,222,188
Convertible preferred stock		8,750,000
Convertible promissory notes embedded conversion feature		750,000
Total	47,070,188	12,100,000